SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of income tax items relating to cashflows

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Income tax expense	$154,152	87,281
Income taxes paid	(37,257)	(14,523)
Income tax instalments paid	(71,921)	(28,174)
Tax related cash flow items	$44,974	$44,584

Schedule of changes in non-cash working capital

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Accounts receivable and prepaid expenses	$(7,569)	$(504)
Inventory	(1,653)	(1,395)
Valued added taxes recoverable	(7,250)	2,105
Trade payables and accrued liabilities	37,350	1,594
Changes in non-cash working capital	$20,878	$1,800

Schedule of supplemental cash flow information

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Financing activities
Stock options exercised, credited to share capital with an offset to reserves	$2,680	$1,158
Warrants exercised, credited to share capital with an offset to reserves	4,179	716
Common shares issued on maturity of RSUs and DSUs, credited to share capital with an offset to reserves	1,216	707

Investing activities
Initial recognition of right of use assets, with an offset to lease obligation	10,783	1,590